                                                                   FILE # 28-132
                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

               Report for the Calendar Quarter Ended March 31, 2009

-------------------------------------------------------------------------------

                        If amended report check here: [x]

Name of Institutional Investment Manager:  FAYEZ SAROFIM

Business Address:

Street:   Two Houston Center, Suite 2907
City:     Houston                           State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Fayez Sarofim, (713) 654-4484

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of May, 2009.

                                     FAYEZ SAROFIM
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

           NAME                                          13F File Number
           ----                                          ---------------

        1. Fayez Sarofim & Co.                              28 - 133

        2. Sarofim Trust Co.                                28 - 960

        3. Sarofim International Management Company         28 - 5074

Fayez Sarofim is deemed to exercise investment discretion over $100,000,000 worth of Section 13(f) securities because he is the majority shareholder of Fayez Sarofim & Co., a Texas Business Corporation and a registered investment adviser, which exercises investment discretion over more than $100,000,000 worth of Section 13(f) securities. The report filed herewith covers Section 13(f) securities over which Mr. Sarofim exercises investment discretion for the account of other persons (such investment discretion is shared with co-trustees who are not managers on whose behalf this report is being filed), Section
13(f) securities over which Fayez Sarofim & Co. exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim), Section 13(f) securities over which Sarofim Trust Co., a wholly-owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.), and
Section 13(f) securities over which Sarofim International Management Company, a wholly- owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.).

Mr. Sarofim is filing Form 13F on behalf of Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company to report investment discretion over Section 13(f) securities exercised by Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company at March 31, 2009.


                             INFORMATION STATEMENT

     The Dreyfus Corporation is filing the report required of institutional investment managers pursuant to Section 13(f) of the Securities Exchange Act of 1934 and rules thereunder on behalf of Fayez Sarofim & Co. with respect to those securities owned beneficiary by the following registered investment companies:

                    Dreyfus Appreciation Fund, Inc.
                    Dreyfus Variable Investment Fund
                     Capital Appreciation Portfolio
                    Dreyfus Worldwide Growth Fund, Inc.
                    Dreyfus Tax Managed Growth Fund, Inc.
                    Dreyfus Core Equity Fund, Inc.

                                                                   File # 28-133

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                  EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended March 31, 2009

-------------------------------------------------------------------------------

                       If amended report check here: [x]

Name of Institutional Investment Manager:  FAYEZ SAROFIM & CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                             State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of May, 2009.

                                     FAYEZ SAROFIM & CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                13F File Number
            ----                                                ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Fayez
            Sarofim & Co., to report investment discretion over
            Section 13(f) securities exercised by Fayez Sarofim & Co. at March 31, 2009.

                                                                   File # 28-960

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended March 31, 2009

                       If amended report check here: [x]

Name of Institutional Investment Manager:  SAROFIM TRUST CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                            State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of May, 2009.

                                     SAROFIM TRUST CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                 13F File Number
            ----                                                 ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at March 31, 2009.

                                                                  File # 28-5074

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended March 31, 2009


                       If amended report check here: [x]

Name of Institutional Investment Manager: SAROFIM INTERNATIONAL MANAGEMENT
                                           COMPANY

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                           State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of May, 2009.

                                     SAROFIM INTERNATIONAL MANAGEMENT COMPANY
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                               13F File Number
            ----                                               ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at March 31, 2009.

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR          COMMON 000375204    49,049,005  3,518,580          3,518,580                 1          2,916,962   601,618
ABB Ltd. ADR          COMMON 000375204       389,135     27,915             27,915            1., 2.             22,015     5,900
ABB Ltd. ADR          COMMON 000375204        71,094      5,100              5,100            1., 3.                        5,100
AT&T Inc.             COMMON 00206R102     7,262,363    288,189            288,189                 1            224,992    63,197
AT&T Inc.             COMMON 00206R102     1,303,772     51,737             51,737            1., 2.             51,737
AT&T Inc.             COMMON 00206R102     2,437,571     96,729             96,729            1., 3.             96,318       411
AT&T Inc.             COMMON 00206R102         5,040        200                          200    None                200
Abbott Laboratories   COMMON 002824100   274,874,376  5,762,566          5,762,566                 1          4,815,031   947,535
Abbott Laboratories   COMMON 002824100     3,187,886     66,832             66,832            1., 2.             41,392    25,440
Abbott Laboratories   COMMON 002824100    21,401,034    448,659            448,659            1., 3.            271,000   177,659
Abbott Laboratories   COMMON 002824100         7,155        150                          150    None                150
Air Products &
   Chemicals          COMMON 009158106       214,538      3,814              3,814                 1              3,304       510
Alamo Group Inc       COMMON 011311107     1,614,990    151,500            151,500            1., 3.            151,500
Alcoa Inc             COMMON 013817101       194,422     26,488             26,488                 1              6,488    20,000
Allegheny
   Technologies       COMMON 01741R102       723,778     33,004             33,004                 1             32,625       379
Allergan Inc          COMMON 018490102       355,000      7,433              7,433                 1              7,433
Allergan Inc          COMMON 018490102        38,208        800                800            1., 2.                800
Altria Group Inc.     COMMON 02209S103   238,880,744 14,911,407         14,911,407                 1         11,619,984 3,291,423
Altria Group Inc.     COMMON 02209S103     6,236,793    389,313            389,313            1., 2.            322,376    66,937
Altria Group Inc.     COMMON 02209S103   123,563,734  7,713,092          7,713,092            1., 3.          7,015,000   698,092
Altria Group Inc.     COMMON 02209S103     1,009,004     62,984   6,984               56,000    None   6,984     56,000
American Ecology
   Corp               COMMON 025533407       259,465     18,613             18,613                 1             15,721     2,892
American Ecology
   Corp               COMMON 025533407         6,148        441                441            1., 2.                441
American Ecology
   Corp               COMMON 025533407       164,269     11,784             11,784            1., 3.             11,784
American Express
   Co                 COMMON 025816109    45,382,025  3,329,569          3,329,569                 1          2,790,555   539,014
                                       -------------
COLUMN TOTALS                            778,631,549

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
American Express Co   COMMON 025816109       368,555     27,040             27,040            1., 2.             11,580    15,460
American Express Co   COMMON 025816109     3,547,657    260,283            260,283            1., 3.            185,000    75,283
American Express Co   COMMON 025816109        16,356      1,200   1,200                         None   1,200
American Intl Group
   Inc                COMMON 026874107        75,453     75,453             75,453                 1             69,684     5,769
American Intl Group
   Inc                COMMON 026874107     1,773,951  1,773,951          1,773,951            1., 3.          1,773,951
American Intl Group
   Inc                COMMON 026874107         8,133      8,133   1,185                6,948    None   1,185      6,948
Ameriprise Financial
   Inc.               COMMON 03076C106     2,899,950    141,530            141,530                 1             62,005    79,525
Ameriprise Financial
   Inc.               COMMON 03076C106        82,882      4,045              4,045            1., 2.              2,845     1,200
Ameriprise Financial
   Inc.               COMMON 03076C106         4,918        240     240                         None     240
Anadarko Petroleum
   Corp               COMMON 032511107       722,732     18,584             18,584                 1             12,400     6,184
Apache Corp           COMMON 037411105       433,838      6,769              6,769                 1              5,234     1,535
Apple Inc.            COMMON 037833100   192,361,401  1,829,922          1,829,922                 1          1,594,174   235,748
Apple Inc.            COMMON 037833100     1,361,304     12,950             12,950            1., 2.              8,620     4,330
Apple Inc.            COMMON 037833100    10,749,046    102,255            102,255            1., 3.             50,000    52,255
Automatic Data
   Processing         COMMON 053015103   115,398,302  3,282,091          3,282,091                 1          2,676,723   605,368
Automatic Data
   Processing         COMMON 053015103     1,196,671     34,035             34,035            1., 2.             24,010    10,025
Automatic Data
   Processing         COMMON 053015103     9,838,190    279,812            279,812            1., 3.            210,000    69,812
Automatic Data
   Processing         COMMON 053015103        78,547      2,234     800                1,434    None     800      1,434
BP Plc ADR            COMMON 055622104    25,572,116    637,709            637,709                 1            304,061   333,648
BP Plc ADR            COMMON 055622104       867,724     21,639             21,639            1., 2.             16,519     5,120
BP Plc ADR            COMMON 055622104    18,634,991    464,713            464,713            1., 3.            444,498    20,215
BP Plc ADR            COMMON 055622104       496,759     12,388   2,260               10,128    None   2,260     10,128
Bancshares Inc        COMMON 059764100       213,125      1,280              1,280                 1              1,280
Bank America Corp     COMMON 060505104    42,097,780  6,172,695          6,172,695                 1          5,031,876 1,140,819
Bank America Corp     COMMON 060505104       501,519     73,537             73,537            1., 2.             44,213    29,324
Bank America Corp     COMMON 060505104     6,714,191    984,486            984,486            1., 3.            751,950   232,536
                                       -------------
COLUMN TOTALS                            436,016,091

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Bank America Corp     COMMON 060505104        75,593     11,084   2,884                8,200    None   2,884      8,200
Bank of New York
   Mellon Corp.       COMMON 064058100       405,529     14,355             14,355                 1             10,394     3,961
Bank of New York
   Mellon Corp.       COMMON 064058100     2,969,414    105,112            105,112            1., 2.            105,112
Bank of New York
   Mellon Corp.       COMMON 064058100   205,894,701  7,288,308          7,288,308            1., 3.          7,288,308
Baxter International
   Inc                COMMON 071813109     1,436,772     28,051             28,051                 1             28,051
Becton Dickinson      COMMON 075887109       375,468      5,584              5,584                 1              5,384       200
Berkshire Hathaway
   Cl A               COMMON 084670108    22,888,800        264                264                 1                152       112
Berkshire Hathaway
   Cl A               COMMON 084670108     1,647,300         19                 19            1., 2.                 13         6
Berkshire Hathaway
   Cl A               COMMON 084670108     9,276,900        107                107            1., 3.                 60        47
Berkshire Hathaway
   Cl B               COMMON 084670207     3,651,900      1,295              1,295                 1                695       600
Berkshire Hathaway
   Cl B               COMMON 084670207        62,040         22                 22            1., 2.                  1        21
Berkshire Hathaway
   Cl B               COMMON 084670207        62,040         22                 22            1., 3.                           22
Boeing Co             COMMON 097023105       270,230      7,595              7,595                 1              3,037     4,558
Boeing Co             COMMON 097023105       117,414      3,300              3,300            1., 2.              3,000       300
Bristol-Myers
   Squibb Co          COMMON 110122108       809,725     36,940             36,940                 1             14,781    22,159
Bristol-Myers
   Squibb Co          COMMON 110122108       120,560      5,500              5,500            1., 2.                        5,500
Bristol-Myers
   Squibb Co          COMMON 110122108        14,467        660                660            1., 3.                          660
Broadridge Financial
   Solutions          COMMON 11133T103       752,678     40,445             40,445                 1             27,890    12,555
Broadridge Financial
   Solutions          COMMON 11133T103         5,620        302                302            1., 2.                 52       250
Broadridge Financial
   Solutions          COMMON 11133T103     1,025,876     55,125             55,125            1., 3.             52,500     2,625
                                       -------------
COLUMN TOTALS                            251,863,027

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Broadridge Financial
   Solutions          COMMON 11133T103         8,970        482     200                  282    None     200        282
Burlington Northern
   Santa Fe Corp      COMMON 12189T104       663,154     11,025             11,025                 1              7,764     3,261
CLECO Corp (new)      COMMON 12561W105     1,142,673     52,682             52,682                 1             41,554    11,128
CSX Corp              COMMON 126408103       208,403      8,062              8,062                 1                 62     8,000
Camden Property
   Trust              COMMON 133131102       323,700     15,000             15,000                 1             15,000
Campbell Soup Co      COMMON 134429109       534,888     19,550             19,550                 1                       19,550
Caterpillar Inc       COMMON 149123101    68,407,013  2,446,603          2,446,603                 1          1,973,048   473,555
Caterpillar Inc       COMMON 149123101       749,747     26,815             26,815            1., 2.             15,790    11,025
Caterpillar Inc       COMMON 149123101     5,931,518    212,143            212,143            1., 3.            125,000    87,143
Caterpillar Inc       COMMON 149123101        22,368        800     800                         None     800
CenturyTel Inc        COMMON 156700106       256,173      9,110              9,110                 1              9,110
Chevron Corp.         COMMON 166764100   403,443,936  6,000,059          6,000,059                 1          4,911,971 1,088,088
Chevron Corp.         COMMON 166764100     9,187,808    136,642            136,642            1., 2.            109,642    27,000
Chevron Corp.         COMMON 166764100   164,729,259  2,449,870          2,449,870            1., 3.          2,250,620   199,250
Chevron Corp.         COMMON 166764100     1,009,945     15,020   2,460               12,560    None   2,460     12,560
Cisco Systems Inc     COMMON 17275R102   122,712,932  7,317,408          7,317,408                 1          6,081,844 1,235,564
Cisco Systems Inc     COMMON 17275R102     1,172,978     69,945             69,945            1., 2.             41,285    28,660
Cisco Systems Inc     COMMON 17275R102     9,048,840    539,585            539,585            1., 3.            310,500   229,085
Cisco Systems Inc     COMMON 17275R102        12,578        750                          750    None                750
Citigroup Inc         COMMON 172967101     6,523,435  2,578,433          2,578,433                 1          2,175,543   402,890
Citigroup Inc         COMMON 172967101       175,058     69,193             69,193            1., 2.             32,920    36,273
Citigroup Inc         COMMON 172967101       500,735    197,919            197,919            1., 3.                      197,919
Citigroup Inc         COMMON 172967101        59,736     23,611   4,070               19,541    None   4,070     19,541
                                       -------------
COLUMN TOTALS                            796,825,847

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Clean Energy Fuels
   Corp.              COMMON 184499101       249,690     41,000             41,000                 1                       41,000
Coach Inc             COMMON 189754104     2,342,309    140,258            140,258                 1             72,258    68,000
Coca-Cola Co          COMMON 191216100   579,169,631 13,177,921         13,177,921                 1         10,482,140 2,695,781
Coca-Cola Co          COMMON 191216100    15,316,392    348,496            348,496            1., 2.            302,824    45,672
Coca-Cola Co          COMMON 191216100   248,804,202  5,661,074          5,661,074            1., 3.          5,104,880   556,194
Coca-Cola Co          COMMON 191216100     2,168,493     49,340   4,540               44,800    None   4,540     44,800
Coca Cola Hellenic
   Bttlg              COMMON 1912EP104       709,500     50,000             50,000                 1                       50,000
Colgate Palmolive Co  COMMON 194162103       939,332     15,926             15,926                 1              2,555    13,371
Colgate Palmolive Co  COMMON 194162103         1,475         25                 25            1., 2.                 25
Complete Production
   Services           COMMON 20453E109       437,422    142,020            142,020                 1            142,020
ConocoPhillips        COMMON 20825C104   242,574,911  6,194,456          6,194,456                 1          5,150,248 1,044,208
ConocoPhillips        COMMON 20825C104     2,434,186     62,160             62,160            1., 2.             39,240    22,920
ConocoPhillips        COMMON 20825C104    37,763,554    964,340            964,340            1., 3.            775,000   189,340
ConocoPhillips        COMMON 20825C104       399,432     10,200   2,000                8,200    None   2,000      8,200
Corning Inc           COMMON 219350105     4,116,424    310,205            310,205                 1            145,525   164,680
Corning Inc           COMMON 219350105        67,677      5,100              5,100            1., 2.              4,800       300
Corning Inc           COMMON 219350105       508,241     38,300             38,300            1., 3.                       38,300
Costco Whsl Corp
   (new)              COMMON 22160K105       236,603      5,108              5,108                 1              2,643     2,465
Curtiss-Wright
   Corp               COMMON 231561101     1,464,603     52,214             52,214                 1             48,622     3,592
Curtiss-Wright
   Corp               COMMON 231561101     1,563,283     55,732             55,732            1., 3.             55,732
Del Monte Foods
   Co                 COMMON 24522P103         2,909        399                399                 1                          399
Del Monte Foods
   Co                 COMMON 24522P103        97,671     13,398             13,398            1., 2.             13,398
Del Monte Foods
   Co                 COMMON 24522P103     1,367,400    187,572            187,572            1., 3.            187,572
                                       -------------
COLUMN TOTALS                          1,142,735,340

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC Sponsored
   ADR                COMMON 25243Q205     4,158,976     92,938             92,938                 1             40,263    52,675
Diageo PLC Sponsored
   ADR                COMMON 25243Q205        22,375        500                500            1., 2.                          500
Diageo PLC Sponsored
   ADR                COMMON 25243Q205        22,375        500                          500    None                500
Disney (Walt) Co      COMMON 254687106     3,200,155    176,220            176,220                 1            102,300    73,920
Disney (Walt) Co      COMMON 254687106       308,720     17,000             17,000            1., 3.                       17,000
Dominion Resources
   Inc                COMMON 25746U109       513,504     16,570             16,570                 1             13,340     3,230
Dow Chemical Co       COMMON 260543103        84,418     10,014             10,014                 1              3,589     6,425
Dreyfus Appreciation
   Fund               COMMON 261970107     2,679,636    106,929            106,929                 1            106,152       777
Dreyfus Premier Core
   Equ- ity Fund      COMMON 261978217     2,311,101    219,686            219,686                 1            219,686
Dreyfus Premier Tax
   Managed Growth
   Fund-Class         COMMON 261978381     1,054,130     87,407             87,407                 1             87,407
Dreyfus Premier
   Worldwide Growth
   Fund-Class A       COMMON 261989107     2,494,290     90,112             90,112                 1             90,112
Dreyfus Premier
   Int'l Small Cap
   Fund Class C       COMMON 26201F801       146,311     21,052             21,052                 1             21,052
DuPont E I de
   Nemours            COMMON 263534109       865,377     38,754             38,754                 1             35,948     2,806
Duke Energy
   Corporation        COMMON 26441C105       450,479     31,458             31,458                 1             30,552       906
EQT Corp              COMMON 26884L109       226,203      7,220              7,220                 1                        7,220
Exco Resources Inc.   COMMON 269279402     1,000,000    100,000            100,000                 1                      100,000
Eastern Industries
   Holdings Inc.      COMMON 276534104       447,389     57,579             57,579                 1             57,579
                                       -------------
COLUMN TOTALS                             19,985,439

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp
   (non-voting)       COMMON 278265103    21,387,600    936,000            936,000            1., 2.            936,000
Eaton Vance Corp
   (non-voting)       COMMON 278265103    96,518,400  4,224,000          4,224,000            1., 3.          4,224,000
Emerson Electric Co.  COMMON 291011104   114,750,161  4,015,051          4,015,051                 1          3,167,249   847,802
Emerson Electric Co.  COMMON 291011104     1,796,256     62,850             62,850            1., 2.             40,781    22,069
Emerson Electric Co.  COMMON 291011104    10,418,210    364,528            364,528            1., 3.            246,200   118,328
Emerson Electric Co.  COMMON 291011104       262,936      9,200   1,200                8,000    None   1,200      8,000
Encana Corp.          COMMON 292505104       265,183      6,530              6,530                 1              6,530
Encore Bancshares
   Inc.               COMMON 29255V201     1,604,370    180,876            180,876            1., 3.            180,876
Energy Transfer
   Partners
   L.P.               COMMON 29273R109     2,416,295     65,500             65,500                 1             65,000       500
Entergy Corp          COMMON 29364G103    40,781,423    598,934            598,934                 1            521,846    77,088
Entergy Corp          COMMON 29364G103       390,837      5,740              5,740            1., 2.              4,345     1,395
Enterprise GP
   Holdings, LP       COMMON 293716106     3,115,340    137,725            137,725                 1             44,275    93,450
Enterprise GP
   Holdings, LP       COMMON 293716106       288,405     12,750             12,750            1., 2.              8,750     4,000
Enterprise
   Products
   Partners, LP       COMMON 293792107    97,402,215  4,377,628          4,377,628                 1          3,613,701   763,927
Enterprise
   Products
   Partners, LP       COMMON 293792107       360,450     16,200             16,200            1., 2.              1,000    15,200
Exelon Corp           COMMON 30161N101    36,007,349    793,288            793,288                 1            685,265   108,023
Exelon Corp           COMMON 30161N101       379,914      8,370              8,370            1., 2.              6,285     2,085
Exxon Mobil Corp      COMMON 30231G102   971,590,728 14,267,118         14,267,118                 1         11,326,468 2,940,650
                                       -------------
COLUMN TOTALS                          1,399,736,072

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp      COMMON 30231G102    23,646,069    347,226            347,226            1., 2.            279,455    67,771
Exxon Mobil Corp      COMMON 30231G102   327,714,702  4,812,257          4,812,257            1., 3.          4,324,160   488,097
Exxon Mobil Corp      COMMON 30231G102     4,288,121     62,968   7,904               55,064    None   7,904     55,064
FPL Group Inc         COMMON 302571104       507,807     10,010             10,010                 1              5,160     4,850
FPL Group Inc         COMMON 302571104        20,292        400                400            1., 2.                400
Finning Int'l Inc.    COMMON 318071404     1,209,600     96,000             96,000                 1                       96,000
Fluor Corp            COMMON 343412102    43,211,004  1,250,680          1,250,680                 1          1,063,176   187,504
Fluor Corp            COMMON 343412102       340,490      9,855              9,855            1., 2.              7,255     2,600
Fluor Corp            COMMON 343412102     2,770,910     80,200             80,200            1., 3.             50,000    30,200
Fomento Economico
   Mexicano SAB de
   CV Sponso ADR      COMMON 344419106    56,355,165  2,235,429          2,235,429                 1          1,731,652   503,777
Fomento Economico
   Mexicano SAB de
   CV Sponso ADR      COMMON 344419106       787,434     31,235             31,235            1., 2.             15,195    16,040
Fomento Economico
   Mexicano SAB de
   CV Sponso ADR      COMMON 344419106       644,746     25,575             25,575            1., 3.                       25,575
Fomento Economico
   Mexicano SAB
   de CV Sponso ADR   COMMON 344419106        32,773      1,300   1,200                  100    None   1,200        100
Ford Motor Company    COMMON 345370860        31,197     11,862             11,862                 1             11,862
Fortress Investment
   Group              COMMON 34958B106       155,620     62,000             62,000                 1                       62,000
Franklin Resources
   Inc                COMMON 354613101    25,801,037    478,950            478,950                 1            411,918    67,032
Franklin Resources
   Inc                COMMON 354613101       130,365      2,420              2,420            1., 2.              1,825       595
Franklin Resources
   Inc                COMMON 354613101     9,563,218    177,524            177,524            1., 3.            157,849    19,675
Freeport McMoRan
   Copper &
   Gold Inc
   (Class B)          COMMON 35671D857    25,557,864    670,634            670,634                 1            515,078   155,556
                                       -------------
COLUMN TOTALS                            522,768,414

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan
   Copper & Gold
   Inc (Class B)      COMMON 35671D857       513,913     13,485             13,485            1., 2.              7,495     5,990
Freeport McMoRan
   Copper & Gold
   Inc (Class B)      COMMON 35671D857     3,331,576     87,420             87,420            1., 3.             24,000    63,420
Freeport McMoRan
   Copper & Gold
   Inc (Class B)      COMMON 35671D857        19,055        500                          500    None                500
General Dynamics
   Corp               COMMON 369550108    58,734,147  1,412,218          1,412,218                 1          1,160,504   251,714
General Dynamics
   Corp               COMMON 369550108       608,462     14,630             14,630            1., 2.              8,840     5,790
General Dynamics
   Corp               COMMON 369550108     4,707,988    113,200            113,200            1., 3.             50,000    63,200
General Dynamics
   Corp               COMMON 369550108        12,893        310                          310    None                310
General Electric
   Co                 COMMON 369604103   169,902,299 16,805,371         16,805,371                 1         13,383,705 3,421,666
General Electric
   Co                 COMMON 369604103     4,108,780    406,408            406,408            1., 2.            340,650    65,758
General Electric
   Co                 COMMON 369604103    22,473,024  2,222,851          2,222,851            1., 3.          1,727,600   495,251
General Electric
   Co                 COMMON 369604103       727,313     71,940   6,940               65,000    None   6,940     65,000
General Growth
   Properties         COMMON 370021107        12,365     17,416             17,416                 1                       17,416
General Mills Inc     COMMON 370334104     1,201,859     24,095             24,095                 1              4,680    19,415
GlaxoSmithKline
   PLC ADR            COMMON 37733W105       402,481     12,954             12,954                 1              8,676     4,278
GlaxoSmithKline
   PLC ADR            COMMON 37733W105        39,304      1,265              1,265            1., 2.              1,265
Goldman Sachs
   Group Inc          COMMON 38141G104       281,483      2,655              2,655                 1              1,675       980
Google Inc.           COMMON 38259P508       456,307      1,311              1,311                 1              1,269        42
GPS Industries Inc.   COMMON 383870102         8,376    577,664            577,664                 1            577,664
Greatbatch Inc.       COMMON 39153L106       967,500     50,000             50,000                 1                       50,000
Danone ADR            COMMON 399449107     7,234,978    743,200            743,200                 1            672,800    70,400
HSBC Holdings plc
   Ltd  Sponsored
   ADR                COMMON 404280406   107,263,984  3,800,992          3,800,992                 1          3,037,157   763,835
                                       -------------
COLUMN TOTALS                            383,008,087

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc
   Ltd Sponsored ADR  COMMON 404280406     1,422,994     50,425             50,425            1., 2.             33,516    16,909
HSBC Holdings plc
   Ltd Sponsored ADR  COMMON 404280406    27,236,477    965,148            965,148            1., 3.            901,050    64,098
HSBC Holdings plc
   Ltd Sponsored ADR  COMMON 404280406        93,606      3,317   2,264                1,053    None   2,264      1,053
Halliburton Co        COMMON 406216101    71,199,263  4,602,409          4,602,409                 1          3,895,641   706,768
Halliburton Co        COMMON 406216101       641,402     41,461             41,461            1., 2.             22,131    19,330
Halliburton Co        COMMON 406216101     5,069,488    327,698            327,698            1., 3.            200,000   127,698
Halliburton Co        COMMON 406216101        24,752      1,600   1,600                         None   1,600
Heinz (H. J.) Co      COMMON 423074103     1,476,030     44,647             44,647                 1             42,625     2,022
Heinz (H. J.) Co      COMMON 423074103       991,800     30,000             30,000            1., 2.             30,000
Heinz (H. J.) Co      COMMON 423074103    13,885,200    420,000            420,000            1., 3.            420,000
Hess Corporation      COMMON 42809H107     1,351,260     24,931             24,931                 1              4,282    20,649
Hess Corporation      COMMON 42809H107        81,300      1,500              1,500            1., 2.              1,500
Hess Corporation      COMMON 42809H107        37,940        700                700            1., 3.                          700
Hewlett-Packard Co    COMMON 428236103       489,813     15,278             15,278                 1              9,625     5,653
Home Depot Inc        COMMON 437076102    23,754,494  1,008,255          1,008,255                 1            837,449   170,806
Home Depot Inc        COMMON 437076102       789,074     33,492             33,492            1., 2.             26,140     7,352
Home Depot Inc        COMMON 437076102     4,862,784    206,400            206,400            1., 3.            170,000    36,400
Home Depot Inc        COMMON 437076102        28,272      1,200   1,200                         None   1,200
Honeywell Int'l Inc   COMMON 438516106     4,996,635    179,348            179,348                 1            166,775    12,573
Honeywell Int'l Inc   COMMON 438516106         2,786        100                100            1., 2.                          100
Imperial Oil Ltd      COMMON 453038408     3,322,729     92,170             92,170                 1             36,700    55,470
Imperial Oil Ltd      COMMON 453038408        90,125      2,500              2,500            1., 2.                        2,500
Imperial Oil Ltd      COMMON 453038408     2,455,005     68,100             68,100            1., 3.                       68,100
Intel Corporation     COMMON 458140100   273,338,746 18,186,211         18,186,211                 1         14,961,390 3,224,820
                                       -------------
COLUMN TOTALS                            437,641,975

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Intel Corporation     COMMON 458140100     3,155,323    209,935            209,935            1., 2.            123,220    86,715
Intel Corporation     COMMON 458140100    24,995,566  1,663,045          1,663,045            1., 3.            917,600   745,445
Intel Corporation     COMMON 458140100       440,680     29,320   4,940               24,380    None   4,940     24,380
Intl Business
   Machines           COMMON 459200101     1,480,770     15,283             15,283                 1             11,356     3,927
Intl Business
   Machines           COMMON 459200101         4,845         50                 50            1., 2.                 50
Intl Business
   Machines           COMMON 459200101       193,780      2,000                        2,000    None              2,000
Intuitive Surgical
   Inc.               COMMON 46120E602    15,232,520    159,737            159,737                 1            133,377    26,360
Intuitive Surgical
   Inc.               COMMON 46120E602       115,195      1,208              1,208            1., 2.                863       345
Intuitive Surgical
   Inc.               COMMON 46120E602       566,915      5,945              5,945            1., 3.                        5,945
JPMorgan Chase & Co.  COMMON 46625H100   135,300,836  5,090,325          5,090,325                 1          4,324,052   766,273
JPMorgan Chase & Co.  COMMON 46625H100     4,739,523    178,312            178,312            1., 2.            153,946    24,366
JPMorgan Chase & Co.  COMMON 46625H100    14,385,202    541,204            541,204            1., 3.            377,950   163,254
JPMorgan Chase & Co.  COMMON 46625H100       227,259      8,550   1,600                6,950    None   1,600      6,950
Johnson & Johnson     COMMON 478160104   430,315,243  8,180,898          8,180,898                 1          6,617,850 1,563,048
Johnson & Johnson     COMMON 478160104     6,464,750    122,904            122,904            1., 2.             86,684    36,220
Johnson & Johnson     COMMON 478160104    29,460,313    560,082            560,082            1., 3.            320,800   239,282
Johnson & Johnson     COMMON 478160104       977,308     18,580   2,580               16,000    None   2,580     16,000
Kellogg Co            COMMON 487836108    18,641,923    508,925            508,925                 1            345,374   163,551
Kellogg Co            COMMON 487836108     3,220,729     87,926             87,926            1., 2.             84,946     2,980
Kellogg Co            COMMON 487836108    19,505,841    532,510            532,510            1., 3.            525,760     6,750
Kellogg Co            COMMON 487836108       227,106      6,200                        6,200    None              6,200
Kenrich-Eskay Mining
   Corp (Cdn)         COMMON 490017100         7,000     10,000             10,000                 1             10,000
Kinder Morgan Energy
   Partners L.P.      COMMON 494550106   226,498,747  4,848,004          4,848,004                 1          3,904,663   943,341
Kinder Morgan Energy
   Partners L.P.      COMMON 494550106     1,766,016     37,800             37,800            1., 2.             11,800    26,000
Kirby Corp            COMMON 497266106       532,800     20,000             20,000                 1                       20,000
                                       -------------
COLUMN TOTALS                            938,456,190

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc       COMMON 50075N104    56,889,232  2,552,231          2,552,231                 1          1,651,173   901,058
Kraft Foods Inc       COMMON 50075N104     4,253,467    190,824            190,824            1., 2.            175,863    14,961
Kraft Foods Inc       COMMON 50075N104    94,353,124  4,232,980          4,232,980            1., 3.          4,231,725     1,255
Kraft Foods Inc       COMMON 50075N104       959,116     43,029   4,480               38,549    None   4,480     38,549
L'Oreal Co ADR
   Unsponsored        COMMON 502117203       275,104     20,000             20,000                 1                       20,000
LTWC Corporation      COMMON 502386105            15     18,468             18,468                 1                       18,468
Landry's Restaurants
   Inc.               COMMON 51508L103        52,200     10,000             10,000                 1                       10,000
Lauder (Estee) Co
   Cl A               COMMON 518439104    50,900,130  2,064,914          2,064,914                 1          1,795,168   269,746
Lauder (Estee) Co
   Cl A               COMMON 518439104       289,884     11,760             11,760            1., 2.              8,835     2,925
Lauder (Estee) Co
   Cl A               COMMON 518439104     4,213,301    170,925            170,925            1., 3.            126,700    44,225
Lauder (Estee) Co
   Cl A               COMMON 518439104        19,720        800     800                         None     800
Leggett & Platt Inc   COMMON 524660107     1,039,200     80,000             80,000            1., 3.             80,000
Liberty Media Corp.-
   Interactive Ser A  COMMON 53071M104        77,157     26,606             26,606                 1             10,662    15,944
Liberty Media Corp.-
   Interactive Ser A  COMMON 53071M104         3,408      1,175              1,175            1., 2.                        1,175
Liberty Media Corp-
   Entertainment Ser
   A (Tracking
   Stock)             COMMON 53071M500       424,548     21,281             21,281                 1              8,528    12,753
Eli Lilly & Co        COMMON 532457108    36,247,511  1,084,930          1,084,930                 1            883,916   201,014
Eli Lilly & Co        COMMON 532457108       628,609     18,815             18,815            1., 2.              9,665     9,150
                                       -------------
COLUMN TOTALS                            250,625,726

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co        COMMON 532457108     1,306,999     39,120             39,120            1., 3.                       39,120
Eli Lilly & Co        COMMON 532457108        64,147      1,920                        1,920    None              1,920
Lincoln Electric
   Hldgs              COMMON 533900106     3,276,746    103,400            103,400            1., 3.            103,400
Lowe's Cos Inc        COMMON 548661107     3,197,400    175,200            175,200                 1            161,420    13,780
Lowe's Cos Inc        COMMON 548661107         8,213        450                450            1., 2.                          450
Marsh & McLennan
   Cos, Inc           COMMON 571748102       409,901     20,242             20,242                 1             18,496     1,746
Marsh & McLennan
   Cos, Inc           COMMON 571748102       283,500     14,000                       14,000    None             14,000
McDermott Intl Inc    COMMON 580037109    11,047,647    825,067            825,067                 1            604,277   220,790
McDermott Intl Inc    COMMON 580037109        85,830      6,410              6,410            1., 2.              4,710     1,700
McDermott Intl Inc    COMMON 580037109       638,435     47,680             47,680            1., 3.                       47,680
McDonalds Corp        COMMON 580135101   209,888,343  3,846,222          3,846,222                 1          3,163,207   683,015
McDonalds Corp        COMMON 580135101     2,681,570     49,140             49,140            1., 2.             29,520    19,620
McDonalds Corp        COMMON 580135101    17,022,948    311,947            311,947            1., 3.            159,300   152,647
McDonalds Corp        COMMON 580135101       398,361      7,300                        7,300    None              7,300
McGraw-Hill Inc       COMMON 580645109   127,761,020  5,586,402          5,586,402                 1          4,659,985   926,417
McGraw-Hill Inc       COMMON 580645109     1,621,878     70,917             70,917            1., 2.             44,043    26,874
McGraw-Hill Inc       COMMON 580645109     9,755,610    426,568            426,568            1., 3.            244,600   181,968
McGraw-Hill Inc       COMMON 580645109        73,184      3,200   3,200                         None   3,200
Medco Health
   Solutions Inc.     COMMON 58405U102     1,499,526     36,273             36,273                 1             30,372     5,901
Medco Health
   Solutions Inc.     COMMON 58405U102       740,813     17,920             17,920            1., 2.             17,366       554
Medco Health
   Solutions Inc.     COMMON 58405U102    17,529,814    424,040            424,040            1., 3.            424,028        12
Medco Health
   Solutions Inc.     COMMON 58405U102       229,272      5,546                        5,546    None              5,546
Medtronic Inc         COMMON 585055106    72,795,350  2,470,151          2,470,151                 1          2,060,942   409,209
                                       -------------
COLUMN TOTALS                            482,316,507

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc         COMMON 585055106       559,046     18,970             18,970            1., 2.             10,160     8,810
Medtronic Inc         COMMON 585055106     4,920,606    166,970            166,970            1., 3.            100,000    66,970
Merck & Co Inc        COMMON 589331107   123,293,856  4,609,116          4,609,116                 1          3,681,468   927,648
Merck & Co Inc        COMMON 589331107     3,672,213    137,279            137,279            1., 2.            115,079    22,200
Merck & Co Inc        COMMON 589331107    55,195,709  2,063,391          2,063,391            1., 3.          1,938,600   124,791
Merck & Co Inc        COMMON 589331107       724,390     27,080   1,280               25,800    None   1,280     25,800
Mesa Offshore Trust
   UBI                COMMON 590650107        20,000    100,000            100,000                 1                      100,000
Mesa Royalty Trust    COMMON 590660106       236,700      9,000              9,000            1., 3.              9,000
MetLife Inc           COMMON 59156R108       334,150     14,675             14,675                 1             10,000     4,675
MetLife Inc           COMMON 59156R108         3,643        160     160                         None     160
Microsoft Corp        COMMON 594918104   190,607,048 10,375,996         10,375,996                 1          9,015,470 1,360,526
Microsoft Corp        COMMON 594918104     2,574,831    140,165            140,165            1., 2.            111,645    28,520
Microsoft Corp        COMMON 594918104     6,503,880    354,049            354,049            1., 3.            194,800   159,249
Microsoft Corp        COMMON 594918104        59,519      3,240   3,240                         None   3,240
Microchip Technology
   Inc.               COMMON 595017104    26,338,588  1,242,973          1,242,973                 1          1,067,632   175,341
Microchip Technology
   Inc.               COMMON 595017104        98,110      4,630              4,630            1., 2.              3,350     1,280
Microchip Technology
   Inc.               COMMON 595017104           212         10                 10            1., 3.                           10
National Coal Corp.   COMMON 632381208        68,000     50,000             50,000                 1                       50,000
National Coal Corp.   COMMON 632381208     1,213,800    892,500            892,500            1., 3.            892,500
National Oilwell
   Varco Inc          COMMON 637071101     1,880,218     65,490             65,490                 1             23,603    41,887
National Oilwell
   Varco Inc          COMMON 637071101        40,768      1,420              1,420            1., 2.                820       600
News Corp Class A
   (Limited Voting)   COMMON 65248E104    59,482,577  8,985,284          8,985,284                 1          7,631,199 1,354,085
                                       -------------
COLUMN TOTALS                            477,827,864

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
News Corp Class A
   (Limited Voting)   COMMON 65248E104       459,812     69,458             69,458            1., 2.             34,208    35,250
News Corp Class A
   (Limited Voting)   COMMON 65248E104     4,498,025    679,460            679,460            1., 3.            424,600   254,860
News Corp Class A
   (Limited Voting)   COMMON 65248E104        21,184      3,200   3,200                         None   3,200
News Corp Class B     COMMON 65248E203     8,298,290  1,077,700          1,077,700                 1            785,474   292,226
News Corp Class B     COMMON 65248E203        40,040      5,200              5,200            1., 2.              3,600     1,600
News Corp Class B     COMMON 65248E203       269,500     35,000             35,000            1., 3.                       35,000
Norfolk Southern
   Corp               COMMON 655844108       288,664      8,553              8,553                 1              1,053     7,500
Novartis A G Spon
   ADR                COMMON 66987V109     5,313,034    140,445            140,445                 1             80,872    59,573
Novartis A G Spon
   ADR                COMMON 66987V109        17,969        475                475            1., 2.                200       275
Novartis A G Spon
   ADR                COMMON 66987V109         3,783        100                100            1., 3.                          100
Novo-Nordisk A S ADR  COMMON 670100205   100,656,570  2,097,886          2,097,886                 1          1,654,986   442,900
Novo-Nordisk A S ADR  COMMON 670100205     1,064,436     22,185             22,185            1., 2.             12,875     9,310
Novo-Nordisk A S ADR  COMMON 670100205     6,440,595    134,235            134,235            1., 3.            100,000    34,235
Occidental Petroleum
   Corp               COMMON 674599105   147,532,737  2,651,082          2,651,082                 1          2,312,740   338,342
Occidental Petroleum
   Corp               COMMON 674599105       885,948     15,920             15,920            1., 2.              6,890     9,030
Occidental Petroleum
   Corp               COMMON 674599105    15,698,865    282,100            282,100            1., 3.            170,000   112,100
Oracle Corp           COMMON 68389X105       469,892     26,004             26,004                 1             20,394     5,610
Panacos
   Pharmaceuticals,
   Inc.               COMMON 69811Q106         5,156    171,850            171,850                 1            171,850
Patriot Coal Corp -
   When Issued        COMMON 70336T104     1,045,888    281,910            281,910                 1            213,739    68,172
Patriot Coal Corp -
   When Issued        COMMON 70336T104        14,194      3,826              3,826            1., 2.              2,010     1,816
                                       -------------
COLUMN TOTALS                            293,024,582

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Patriot Coal Corp -
   When Issued        COMMON 70336T104     2,263,100    610,000            610,000            1., 3.            600,000    10,000
Peabody Energy Corp.  COMMON 704549104    49,021,390  1,957,723          1,957,723                 1          1,574,563   383,160
Peabody Energy Corp.  COMMON 704549104       537,108     21,450             21,450            1., 2.             11,470     9,980
Peabody Energy Corp.  COMMON 704549104     1,146,832     45,800             45,800            1., 3.                       45,800
PepsiCo Inc           COMMON 713448108   350,642,795  6,811,243          6,811,243                 1          5,548,122 1,263,121
PepsiCo Inc           COMMON 713448108     4,425,538     85,966             85,966            1., 2.             53,294    32,672
PepsiCo Inc           COMMON 713448108    25,384,016    493,085            493,085            1., 3.            276,100   216,985
PepsiCo Inc           COMMON 713448108       300,643      5,840   3,440                2,400    None   3,440      2,400
Petroleo Brasileiro
   S A Petrobas ADR
   preferred sh
   268341 sedol       COMMON 71654V101     1,225,000     50,000             50,000                 1                       50,000
Pfizer Inc            COMMON 717081103    11,873,821    871,793            871,793                 1            460,151   411,642
Pfizer Inc            COMMON 717081103     2,726,724    200,200            200,200            1., 2.            198,000     2,200
Pfizer Inc            COMMON 717081103     2,921,490    214,500            214,500            1., 3.            214,500
Pfizer Inc            COMMON 717081103       799,494     58,700   4,900               53,800    None   4,900     53,800
Philip Morris Int'l
   Inc.               COMMON 718172109   550,934,389 15,484,384         15,484,384                 1         12,143,690 3,340,694
Philip Morris Int'l
   Inc.               COMMON 718172109    13,883,209    390,197            390,197            1., 2.            323,311    66,886
Philip Morris Int'l
   Inc.               COMMON 718172109   274,911,254  7,726,567          7,726,567            1., 3.          7,015,000   711,567
Philip Morris Int'l
   Inc.               COMMON 718172109     2,240,971     62,984   6,984               56,000    None   6,984     56,000
Piedmont Natural Gas
   Inc                COMMON 720186105       517,800     20,000             20,000                 1             20,000
Pitney-Bowes Inc      COMMON 724479100       202,258      8,662              8,662                 1                        8,662
Plains All American
   Pipeline L.P.      COMMON 726503105    29,191,116    794,100            794,100                 1            791,100     3,000
Plains Exploration &
   Production Co.     COMMON 726505100       178,830     10,379             10,379                 1                       10,379
                                       -------------
COLUMN TOTALS                          1,325,327,778

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren
   Corp               COMMON 731572103     2,577,250     61,000             61,000                 1             11,700    49,300
Polo Ralph Lauren
   Corp               COMMON 731572103        50,700      1,200              1,200            1., 2.                700       500
Polo Ralph Lauren
   Corp               COMMON 731572103       618,963     14,650             14,650            1., 3.                       14,650
Praxair Inc           COMMON 74005P104   165,002,411  2,452,109          2,452,109                 1          1,943,073   509,036
Praxair Inc           COMMON 74005P104     1,839,709     27,340             27,340            1., 2.             16,970    10,370
Praxair Inc           COMMON 74005P104    15,521,784    230,670            230,670            1., 3.            160,000    70,670
Praxair Inc           COMMON 74005P104        53,832        800     800                         None     800
Price (T Rowe) Group
   Inc.               COMMON 74144T108       454,776     15,758             15,758                 1                       15,758
Price (T Rowe) Group
   Inc.               COMMON 74144T108   230,880,000  8,000,000          8,000,000            1., 3.          8,000,000
Procter & Gamble      COMMON 742718109   449,851,125  9,553,008          9,553,008                 1          7,611,123 1,941,885
Procter & Gamble      COMMON 742718109    12,380,667    262,915            262,915            1., 2.            222,420    40,495
Procter & Gamble      COMMON 742718109   101,531,550  2,156,117          2,156,117            1., 3.          1,872,000   284,117
Procter & Gamble      COMMON 742718109     1,584,484     33,648   2,600               31,048    None   2,600     31,048
Progress Energy Inc   COMMON 743263105       717,585     19,790             19,790                 1              8,100    11,690
Prudential Financial
   Inc                COMMON 744320102    17,044,278    896,124            896,124                 1            797,308    98,816
Prudential Financial
   Inc                COMMON 744320102       134,757      7,085              7,085            1., 2.              2,760     4,325
Prudential Financial
   Inc                COMMON 744320102       780,866     41,055             41,055            1., 3.                       41,055
Qualcomm Inc          COMMON 747525103    85,498,857  2,197,349          2,197,349                 1          1,866,882   330,467
Qualcomm Inc          COMMON 747525103       533,067     13,700             13,700            1., 2.             11,150     2,550
Qualcomm Inc          COMMON 747525103     4,407,530    113,275            113,275            1., 3.             70,000    43,275
Questar Corp          COMMON 748356102       304,306     10,340             10,340                 1              6,640     3,700
Rio Tinto PLC Spon
   ADR                COMMON 767204100    32,704,365    243,953            243,953                 1            178,762    65,191
Rio Tinto PLC Spon
   ADR                COMMON 767204100       642,147      4,790              4,790            1., 2.              2,335     2,455
Rio Tinto PLC Spon
   ADR                COMMON 767204100     3,498,966     26,100             26,100            1., 3.             20,000     6,100
Rio Tinto PLC Spon
   ADR                COMMON 767204100        19,439        145                          145    None                145
                                       -------------
COLUMN TOTALS                          1,128,633,414

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings Ltd
   Sponsored ADR
   (non-voting)       COMMON 771195104     7,262,652    211,474            211,474                 1            122,500    88,974
Roche Holdings Ltd
   Sponsored ADR
   (non-voting)       COMMON 771195104       590,700     17,200             17,200            1., 2.                       17,200
Roche Holdings Ltd
   Sponsored ADR
   (non-voting)       COMMON 771195104        89,292      2,600              2,600            1., 3.                        2,600
Royal Dutch Shell
   Plc B ADRs
   (1 ADR= 2
   Ordinary S         COMMON 780259107       825,755     18,935             18,935                 1             17,128     1,807
Royal Dutch Shell
   plc ADR            COMMON 780259206   185,724,431  4,192,425          4,192,425                 1          3,454,416   738,009
Royal Dutch Shell
   plc ADR            COMMON 780259206     2,572,501     58,070             58,070            1., 2.             39,310    18,760
Royal Dutch Shell
   plc ADR            COMMON 780259206    14,176,000    320,000            320,000            1., 3.            201,300   118,700
Royal Dutch Shell
   plc ADR            COMMON 780259206       465,150     10,500     800                9,700    None     800      9,700
S&P Depositary
   Receipt            COMMON 78462F103       385,831      4,852              4,852                 1              2,296     2,556
Sabine Royalty Trust  COMMON 785688102     5,293,500    150,000            150,000            1., 3.            150,000
Sara Lee Corp         COMMON 803111103       134,322     16,624             16,624                 1             15,670       954
Savient
   Pharmaceuticals
   Inc.               COMMON 80517Q100       142,857     28,860             28,860                 1                       28,860
Schering-Plough Corp  COMMON 806605101     2,588,828    109,929            109,929                 1             62,140    47,789
Schering-Plough Corp  COMMON 806605101       132,068      5,608              5,608            1., 2.              4,008     1,600
Schlumberger Ltd      COMMON 806857108    23,273,635    572,960            572,960                 1            517,738    55,222
Schlumberger Ltd      COMMON 806857108        20,757        511                511            1., 2.                261       250
Schwab (Charles)
   Corp               COMMON 808513105       527,000     34,000             34,000                 1                       34,000
Smith Intl Inc        COMMON 832110100       631,340     29,392             29,392                 1             29,392
Smith Intl Inc        COMMON 832110100       258,877     12,052                       12,052    None             12,052
                                       -------------
COLUMN TOTALS                            245,095,496

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Smucker (J M) Co      COMMON 832696405       106,592      2,860              2,860                 1              1,497     1,363
Smucker (J M) Co      COMMON 832696405        47,706      1,280              1,280            1., 2.              1,280
Smucker (J M) Co      COMMON 832696405       548,614     14,720             14,720            1., 3.             14,720
Smucker (J M) Co      COMMON 832696405         8,199        220                          220    None                220
Southern Co           COMMON 842587107       868,751     28,372             28,372                 1             27,240     1,132
Southwest Airlines
   Co                 COMMON 844741108       232,762     36,771             36,771                 1             31,565     5,206
State Street Corp     COMMON 857477103        53,249      1,730              1,730                 1                        1,730
State Street Corp     COMMON 857477103     4,615,338    149,946            149,946            1., 2.            149,946
State Street Corp     COMMON 857477103    29,971,656    973,738            973,738            1., 3.            973,738
Stereotaxis Inc.      COMMON 85916J102        39,900     10,000             10,000                 1                       10,000
SunTrust Banks Inc    COMMON 867914103       216,544     18,445             18,445                 1             12,800     5,645
SunTrust Banks Inc    COMMON 867914103        59,874      5,100     100                5,000    None     100      5,000
Sysco Corp            COMMON 871829107    70,256,786  3,081,438          3,081,438                 1          2,561,958   519,480
Sysco Corp            COMMON 871829107       546,972     23,990             23,990            1., 2.             16,680     7,310
Sysco Corp            COMMON 871829107    12,074,606    529,588            529,588            1., 3.            440,000    89,588
Sysco Corp            COMMON 871829107        18,240        800     800                         None     800
Teppco Partners LP    COMMON 872384102    13,104,072    578,546            578,546                 1            577,046     1,500
Target Corp           COMMON 87612E106   118,506,481  3,445,958          3,445,958                 1          2,856,213   589,744
Target Corp           COMMON 87612E106     1,382,265     40,194             40,194            1., 2.             25,036    15,158
Target Corp           COMMON 87612E106     8,401,477    244,300            244,300            1., 3.            151,000    93,300
Target Corp           COMMON 87612E106        27,512        800     800                         None     800
Teledyne
   Technologies Inc   COMMON 879360105       288,304     10,806             10,806                 1              9,292     1,514
Teledyne
   Technologies Inc   COMMON 879360105     2,659,729     99,690             99,690            1., 3.             99,690
Temple-Inland Inc     COMMON 879868107         3,179        592                592                 1                          592
                                       -------------
COLUMN TOTALS                            264,038,808

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Temple-Inland Inc     COMMON 879868107       331,930     61,812             61,812            1., 3.             61,812
Texas Instruments     COMMON 882508104    90,345,873  5,472,191          5,472,191                 1          4,638,792   833,399
Texas Instruments     COMMON 882508104       899,613     54,489             54,489            1., 2.             28,115    26,374
Texas Instruments     COMMON 882508104     7,320,699    443,410            443,410            1., 3.            250,000   193,410
Thermo Fisher
   Scientific Inc.    COMMON 883556102     1,464,503     41,057             41,057                 1             16,387    24,670
Thermo Fisher
   Scientific Inc.    COMMON 883556102        98,093      2,750              2,750            1., 2.              2,400       350
3M Company            COMMON 88579Y101     2,143,081     43,103             43,103                 1             13,473    29,630
3M Company            COMMON 88579Y101       127,681      2,568              2,568            1., 2.              1,668       900
3M Company            COMMON 88579Y101       198,880      4,000                        4,000    None              4,000
Tidewater Inc         COMMON 886423102     1,229,968     33,126             33,126                 1             33,126
Time Warner Inc.
   (New)              COMMON 887317303    29,293,817  1,517,814          1,517,814                 1          1,504,735    13,080
Time Warner Inc.
   (New)              COMMON 887317303     4,645,896    240,720            240,720            1., 3.            240,720
Time Warner Inc.
   (New)              COMMON 887317303        30,880      1,600                        1,600    None              1,600
Time Warner Cable
   Inc.               COMMON 88732J207     9,448,450    380,986            380,986                 1            377,703     3,283
Time Warner Cable
   Inc.               COMMON 88732J207     1,498,486     60,423             60,423            1., 3.             60,423
Time Warner Cable
   Inc.               COMMON 88732J207         9,960        402                          402    None                402
Total S A ADR         COMMON 89151E109   188,282,959  3,837,810          3,837,810                 1          3,097,660   740,150
Total S A ADR         COMMON 89151E109     2,134,110     43,500             43,500            1., 2.             26,420    17,080
Total S A ADR         COMMON 89151E109    43,778,446    892,345            892,345            1., 3.            840,000    52,345
Total S A ADR         COMMON 89151E109        58,872      1,200   1,200                         None   1,200
United Parcel
   Service            COMMON 911312106       302,063      6,137              6,137                 1              2,816     3,321
United Technologies
   Corp               COMMON 913017109   134,990,006  3,140,763          3,140,763                 1          2,577,954   562,809
United Technologies
   Corp               COMMON 913017109     1,331,821     30,987             30,987            1., 2.             19,162    11,825
United Technologies
   Corp               COMMON 913017109    10,040,386    233,606            233,606            1., 3.            135,000    98,606
                                       -------------
COLUMN TOTALS                            530,006,473

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
United Technologies
   Corp               COMMON 913017109        25,788        600     600                         None     600
Unitrin Inc           COMMON 913275103    10,486,538    750,110            750,110                 1            679,004    71,106
Unitrin Inc           COMMON 913275103       104,151      7,450              7,450            1., 2.              6,950       500
Unitrin Inc           COMMON 913275103    10,251,087    733,268            733,268            1., 3.            725,020     8,248
Verizon
   Communications     COMMON 92343V104       542,603     17,967             17,967                 1              4,797    13,170
Verizon
   Communications     COMMON 92343V104        70,547      2,336              2,336            1., 2.              2,336
Volcano Corporation   COMMON 928645100       145,500     10,000             10,000                 1                       10,000
Wal-Mart Stores Inc   COMMON 931142103   209,336,077  4,017,967          4,017,967                 1          3,228,635   789,332
Wal-Mart Stores Inc   COMMON 931142103     2,396,648     46,001             46,001            1., 2.             27,758    18,243
Wal-Mart Stores Inc   COMMON 931142103    18,555,259    356,147            356,147            1., 3.            200,000   156,147
Wal-Mart Stores Inc   COMMON 931142103       762,744     14,640   2,640               12,000    None   2,640     12,000
Walgreen Co           COMMON 931422109   222,355,346  8,565,306          8,565,306                 1          6,892,705 1,672,601
Walgreen Co           COMMON 931422109     2,850,148    109,790            109,790            1., 2.             70,935    38,855
Walgreen Co           COMMON 931422109    18,559,297    714,919            714,919            1., 3.            378,200   336,719
Walgreen Co           COMMON 931422109       427,042     16,450   3,300               13,150    None   3,300     13,150
Weingarten Realty
   Inv                COMMON 948741103       545,553     57,306             57,306                 1             41,231    16,075
Weingarten Realty
   Inv                COMMON 948741103        31,892      3,350              3,350            1., 2.              3,350
Weingarten Realty
   Inv                COMMON 948741103         6,426        675                          675    None                675
Wells Fargo & Co      COMMON 949746101       631,117     44,320             44,320                 1             35,391     8,929
Wells Fargo & Co      COMMON 949746101        14,240      1,000              1,000            1., 3.                        1,000
Whole Foods Mkt Inc   COMMON 966837106    11,894,182    707,987            707,987                 1            570,720   137,267
Whole Foods Mkt Inc   COMMON 966837106       109,200      6,500              6,500            1., 2.                750     5,750
Whole Foods Mkt Inc   COMMON 966837106     2,701,423    160,799            160,799            1., 3.            100,000    60,799
Whole Foods Mkt Inc   COMMON 966837106        18,480      1,100     800                  300    None     800        300
Williams Sonoma Inc   COMMON 969904101       102,816     10,200             10,200                 1                       10,200
Wyeth                 COMMON 983024100       284,064      6,600              6,600                 1              2,950     3,650
                                       -------------
COLUMN TOTALS                            513,208,168

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                              Name of Reporting Manager: Fayez Sarofim & Co.                                    3/31/2009
---------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:  Item 3:      Item 4:     Item 5:             Item 6:           Item 7:            Item 8:
                                                                   Investment Discretion
                      Title                 Fair      Shares or           (Shares)
                        of     CUSIP       Market     Principal                    (c)Shared          Voting Authority (Shares)
Name of Issuer        Class    Number       Value       Amount  (a)Sole  (b)Shared - Other           (a)Sole  (b)Shared  (c)None
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                 COMMON 983024100     2,909,074     67,590             67,590            1., 3.             67,090       500
Yahoo! Inc.           COMMON 984332106     2,284,612    178,346            178,346                 1            139,746    38,600
Zions Bancorp         COMMON 989701107       274,876     27,963             27,963                 1             23,280     4,683
Zions Bancorp         COMMON 989701107           983        100                100            1., 3.                          100
Eurazeo (Sedol
   7042395) Ordinary
   Shares FF20        COMMON F32928115       421,998     15,750             15,750                 1                       15,750
Argo Group
   International
   Holdings, Ltd.     COMMON G0464B107       309,495     10,272             10,272                 1             10,272
Argo Group
   International
   Holdings, Ltd.     COMMON G0464B107     8,000,208    265,523            265,523            1., 3.            265,523
Max Capital Group
   Ltd.               COMMON G6052F103       781,282     45,318             45,318                 1             45,318
ACE LTD               COMMON H0023R105        14,140        350                350                 1                350
ACE LTD               COMMON H0023R105    11,668,288    288,819            288,819            1., 3.            288,819
Weatherford
   International
   Ltd.               COMMON H27013103     4,438,428    400,942            400,942                 1            268,494   132,448
Weatherford
   International
   Ltd.               COMMON H27013103       110,977     10,025             10,025            1., 2.              7,375     2,650
Transocean Ltd        COMMON H8817H100    63,606,519  1,081,008          1,081,008                 1            913,191   167,817
Transocean Ltd        COMMON H8817H100       481,723      8,187              8,187            1., 2.              5,452     2,735
Transocean Ltd        COMMON H8817H100     3,515,749     59,751             59,751            1., 3.             41,482    18,269
RIT Technologies
   Ltd.               COMMON M8215N109        95,401    232,685            232,685            1., 3.                      232,685
Beijing Capital
   Int'l Airport      COMMON Y07717104        34,320     78,000             78,000                 1                       78,000
                                      --------------
COLUMN TOTALS                             98,948,073

                                      --------------
REPORT TOTALS                         12,716,720,920
                                      ==============